Segment Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 22)	$ 72,431	$ 67,414	$ 62,932
Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 22)	71,184	66,779	61,955
Foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales (note 22)	$ 1,247	$ 635	$ 977